Loans - Schedule of Financing Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	$ 7,100,060		$ 6,819,977			$ 6,413,635
Allowance for loan losses	(52,426)	$ (51,820)	(47,518)	$ (47,153)	$ (56,069)	(55,864)	$ (71,878)
Unamortized discount on acquired loans	(21,774)		(25,638)			(34,717)
Unearned net deferred fees and costs and loans in process	(5,821)		(6,872)			(16,245)
Total financing receivables, net	7,020,039		6,739,949			6,306,809
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	905,114		901,605			906,469
Allowance for loan losses	(7,495)	(7,567)	(8,342)	(10,277)	(11,854)	(11,779)	(14,761)
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	2,673,255		2,541,194			2,311,974
Allowance for loan losses	(15,736)	(17,722)	(16,884)	(17,603)	(22,292)	(22,562)	(30,234)
Commercial non real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	1,657,856		1,571,640			1,481,756
Allowance for loan losses	(15,957)	(14,625)	(10,550)	(10,275)	(11,552)	(11,222)	(18,979)
Agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	1,748,366		1,681,209			1,587,248
Allowance for loan losses	(12,222)	(10,920)	(10,655)	(7,903)	(9,256)	(9,296)	(6,906)
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	80,036		90,086			101,477
Allowance for loan losses	(189)	(201)	(264)	(430)	(390)	(312)	(542)
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	35,433		34,243			24,711
Allowance for loan losses	$ (827)	$ (785)	$ (823)	$ (665)	$ (725)	$ (693)	$ (456)